Acquisitions (Details 13) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2014	Nov. 01, 2011 item bbl gal	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Cash paid for water facilities	$ 14,000,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220,000	1,170,490,000	1,107,006,000		167,245,000	8,568,000
Natural gas liquids terminal assets | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Natural gas liquids terminal assets | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Vehicles and railcars | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles and railcars | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
NGL Energy Holdings, LLC | SemStream
Acquisitions
Ownership interest acquired in general partner (as a percent)				7.50%
SemStream
Acquisitions
Cash paid for water facilities				91,000,000
General and administrative expense					700,000
Number of acquired natural gas liquids terminals				12
Volume of acquired above ground propane storage (in gallons)				12,000,000
Volume of acquired underground leased storage (in barrels)				3,700,000
Number of owned rail cars				350
Number of leased rail cars				12
Estimated fair values of the assets acquired and liabilities assumed
Inventories				104,226,000
Derivative assets				3,578,000
Assets held for sale				3,000,000
Prepaid expenses and other current assets				9,833,000
Investment in capital lease				3,112,000
Goodwill				74,924,000
Assumed current liabilities				(4,591,000)
Fair value of net assets acquired				275,740,000
SemStream | Maximum
Acquisitions
Equity issuance costs					100,000
SemStream | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Amortizable intangible assets				31,950,000
SemStream | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets				8 years
SemStream | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets				15 years
SemStream | Lease contracts
Estimated fair values of the assets acquired and liabilities assumed
Amortizable intangible assets				1,008,000
SemStream | Lease contracts | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets				1 year
SemStream | Lease contracts | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets				4 years
SemStream | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				3,470,000
SemStream | Natural gas liquids terminal assets
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				41,434,000
SemStream | Natural gas liquids terminal assets | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment				20 years
SemStream | Natural gas liquids terminal assets | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment				30 years
SemStream | Vehicles and railcars
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				470,000
Useful life of property, plant and equipment				5 years
SemStream | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				3,326,000
Useful life of property, plant and equipment				5 years
SemStream | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)				8,932,031
Value of common units issued to acquire ownership interests				$ 184,800,000
Issue price of units (in dollars per unit)				$ (21.07)